Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 3,772,323	$ 541,860	¥ 2,984,090
Allowance for doubtful accounts	(144,574)	(20,766)	(94,856)
Accounts receivable, net	¥ 3,627,749	$ 521,094	¥ 2,889,234